Leases (Details) - Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities [Abstract]
2024 (remaining three months)	$ 150
2025	617
2026	639
2027	532
Total minimum lease payments	1,938
Less: imputed interest	(393)
Present value of future minimum lease payments	1,545
Less: current obligations under leases	(406)	$ (318)
Long-term lease obligations	$ 1,139	$ 1,280